January 22, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attention: Document Control - EDGAR

Re:  Rule 24f-2 Notice for
     IDS Selective Fund, Inc.
     SEC File No. 2-10700/811-499

Commissioners:

[i]    In accordance with the provisions of
       Rule 24f-2, IDS Selective Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended November 30, 1995 ("Fiscal Year").

[ii]   Amount of securities registered other
       than under 24f-2 which were unsold at
       the beginning of the fiscal year*             $248,924,398

[iii]  Amount of securities registered during the
       fiscal year other than under 24f-2**          $          0

[iv]   Amount of securities sold during the
       fiscal year***                                $143,795,674

[v]    Amount of securities sold pursuant to 24f-2   $           0

[vi]   Fee               $0    /    2900             $        0.00

*     24,645,980 shares x $10.10 on January 17, 1996
**             0 shares x $10.10 on January 17, 1996
***  Sales of $522,744,816 minus redemptions of $378,949,142

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS SELECTIVE FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/dhg